Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 67,840	$ 20,981
Securities available for sale:
Mortgage-backed and related securities (amortized cost $19,586 and $32,036)	20,645	33,506
Other marketable securities (amortized cost $105,700 and $118,631)	105,469	118,058
Total securities available for sale	126,114	151,564
Loans held for sale	3,709	2,728
Loans receivable, net	555,908	664,241
Accrued interest receivable	2,449	3,311
Real estate, net	16,616	16,382
Federal Home Loan Bank stock, at cost	4,222	6,743
Mortgage servicing rights, net	1,485	1,586
Premises and equipment, net	7,967	9,450
Prepaid expenses and other assets	2,262	3,632
Assets held for sale	1,583	0
Deferred tax assets, net	0	0
Total assets	790,155	880,618
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	620,128	683,230
Deposits held for sale	36,048	0
Federal Home Loan Bank advances and Federal Reserve borrowings	70,000	122,500
Accrued interest payable	780	1,092
Customer escrows	933	818
Accrued expenses and other liabilities	5,205	3,431
Total liabilities	733,094	811,071
Commitments and contingencies
Stockholders' equity:
Serial preferred stock: ($.01 par value) Authorized 500,000 shares; issued shares 26,000	24,780	24,264
Common stock ($.01 par value): Authorized 11,000,000; issued shares 9,128,662	91	91
Additional paid-in capital	53,462	56,420
Retained earnings, subject to certain restrictions	42,983	55,838
Accumulated other comprehensive income	471	541
Unearned employee stock ownership plan shares	(3,191)	(3,384)
Treasury stock, at cost 4,740,711 and 4,818,263 shares	(61,535)	(64,223)
Total stockholders' equity	57,061	69,547
Total liabilities and stockholders' equity	$ 790,155	$ 880,618